Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Jun. 02, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015
C000064985
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,553	$ 13,378	$ 13,404	$ 13,176	$ 13,234	$ 13,230	$ 13,263	$ 12,989	$ 12,894	$ 13,101	$ 12,946	$ 13,275	$ 13,093	$ 12,883	$ 12,590	$ 12,482	$ 12,253	$ 12,558	$ 12,438	$ 12,605	$ 12,597	$ 12,110	$ 11,557	$ 11,758	$ 12,069	$ 12,139	$ 12,114	$ 12,147	$ 12,269	$ 12,199	$ 11,941	$ 12,237	$ 11,795	$ 11,837	$ 11,415	$ 11,589	$ 12,108	$ 12,392	$ 12,095	$ 12,397	$ 12,390	$ 12,905	$ 13,220	$ 13,407	$ 13,666	$ 13,675	$ 13,648	$ 13,641	$ 13,747	$ 13,755	$ 13,640		$ 13,508	$ 13,454	$ 13,321	$ 13,440	$ 13,579	$ 13,642	$ 13,538	$ 13,232	$ 13,277	$ 13,316	$ 13,317	$ 12,984	$ 12,792	$ 12,525	$ 12,150	$ 12,586	$ 12,448	$ 12,220	$ 12,193	$ 12,186	$ 12,151	$ 12,211	$ 11,951	$ 11,905	$ 11,749	$ 11,580	$ 11,561	$ 11,355	$ 11,349	$ 11,165	$ 10,999	$ 10,953	$ 11,050	$ 11,083	$ 11,060	$ 11,014	$ 11,027	$ 10,999	$ 11,076	$ 11,009	$ 11,110	$ 11,186	$ 11,134	$ 11,132	$ 11,110	$ 11,140	$ 11,053	$ 10,995	$ 10,963	$ 10,861	$ 10,762	$ 10,751	$ 10,654	$ 10,587	$ 10,508	$ 10,760	$ 10,815	$ 10,805	$ 10,767	$ 10,618	$ 10,439	$ 10,444	$ 10,323	$ 10,106	$ 10,052	$ 9,991	$ 10,051	$ 10,095	$ 10,023	$ 10,000
C000176628
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,620	13,444	13,457	13,240	13,297	13,281	13,313	13,038	12,953	13,149	13,004	13,323	13,139	12,928	12,645	12,525	12,306	12,612	12,480	12,646	12,649	12,160	11,605	11,806	12,107	12,187	12,161	12,194	12,316	12,234	11,985	12,282	11,828	11,880	11,456	11,620	12,140	12,424	12,136	12,438	12,431	12,936	13,261	13,438	13,708	13,716	13,688	13,671	13,787	13,794	13,678		13,535	13,490	13,346	13,476	13,614	13,676	13,562	13,255	13,309	13,338	13,349	13,004	12,821	12,544	12,168	12,604	12,475	12,246	12,209	12,201	12,166	12,225	11,964	11,927	11,761	11,601	11,572	11,375	11,359	11,184	11,008	10,971	11,058	11,100	11,076	11,029	11,042	11,005	11,090	11,014	11,123	11,200	11,138	11,144	11,121	11,151	11,063	10,996	10,972	10,871	10,772	10,753	10,656	10,588	10,509	10,760	10,815	10,805	10,767	10,618	10,439	10,444	10,323	10,106	10,052	9,991	10,051	10,095	10,023	10,000
C000020360
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 12,359	12,203	12,230	12,024	12,081	12,069	12,102	11,854	11,782	11,964	11,836	12,130	11,966	11,778	11,523	11,416	11,220	11,503	11,386	11,541	11,545	11,104	10,598	10,786	11,075	11,149	11,146	11,177	11,299	11,243	11,017	11,299	10,896	10,950	10,578	10,744	11,236	11,507	11,244	11,537	11,542	12,023	12,338	12,514	12,771	12,788	12,783	12,779	12,900	12,918	12,813		12,699	12,668	12,545	12,679	12,820	12,883	12,795	12,515	12,579	12,617	12,638	12,324	12,162	11,917	11,570	11,997	11,873	11,671	11,652	11,654	11,632	11,699	11,460	11,435	11,287	11,143	11,125	10,946	10,942	10,778	10,622	10,597	10,692	10,741	10,730	10,686	10,709	10,691	10,777	10,721	10,836	10,916	10,870	10,879	10,875	10,905	10,833	10,781	10,769	10,678	10,591	10,589	10,503	10,441	10,370	10,628	10,692	10,699	10,663	10,532	10,354	10,369	10,257	10,057	10,012	9,953	10,027	10,071	10,016	10,000
C000020358
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,548	12,390	12,418	12,209	12,266	12,254	12,288	12,036	11,962	12,147	12,017	12,316	12,150	11,958	11,700	11,591	11,392	11,679	11,560	11,718	11,722	11,274	10,761	10,951	11,245	11,313	11,292	11,327	11,443	11,370	11,143	11,422	11,011	11,056	10,663	10,829	11,318	11,587	11,311	11,597	11,594	12,079	12,378	12,547	12,801	12,815	12,793	12,780	12,893	12,903	12,799		12,669	12,631	12,500	12,625	12,758	12,821	12,718	12,432	12,487	12,518	12,532	12,212	12,044	11,787	11,436	11,851	11,732	11,519	11,489	11,485	11,455	11,514	11,272	11,241	11,097	10,940	10,916	10,733	10,730	10,557	10,404	10,364	10,459	10,492	10,474	10,433	10,449	10,416	10,501	10,432	10,538	10,612	10,567	10,568	10,550	10,581	10,500	10,448	10,421	10,327	10,236	10,228	10,138	10,075	9,997	10,247	10,302	10,294	10,253	10,120	9,951	9,951	9,846	9,640	9,591	9,528	9,594	9,639	9,572	9,552
C000092792
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 13,256	13,088	13,117	12,895	12,955	12,942	12,977	12,711	12,632	12,827	12,689	13,004	12,828	12,636	12,353	12,249	12,027	12,330	12,215	12,371	12,375	11,900	11,359	11,559	11,869	11,941	11,918	11,954	12,077	11,999	11,758	12,053	11,608	11,665	11,249	11,414	11,929	12,213	11,931	12,233	12,229	12,731	13,045	13,233	13,491	13,504	13,479	13,475	13,583	13,593	13,482		13,352	13,301	13,171	13,292	13,432	13,497	13,396	13,094	13,141	13,182	13,186	12,857	12,670	12,406	12,036	12,471	12,336	12,120	12,088	12,082	12,050	12,111	11,855	11,820	11,658	11,501	11,474	11,281	11,277	11,095	10,932	10,889	10,988	11,022	11,002	10,958	10,973	10,938	11,026	10,953	11,063	11,141	11,092	11,092	11,072	11,104	11,019	10,963	10,933	10,833	10,737	10,727	10,632	10,565	10,490	10,744	10,801	10,792	10,747	10,607	10,428	10,427	10,316	10,099	10,046	9,987	10,048	10,093	10,022	10,000
C000020350
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,292	11,144	11,192	11,023	11,139	11,084	11,086	10,841	10,775	10,945	10,824	11,131	11,000	10,846	10,594	10,476	10,302	10,570	10,496	10,652	10,668	10,288	9,879	10,044	10,306	10,364	10,388	10,488	10,588	10,521	10,307	10,560	10,231	10,292	9,978	10,158	10,591	10,877	10,661	10,801	10,743	11,114	11,454	11,555	11,738	11,798	11,764	11,772	11,851	11,877	11,769		11,733	11,739	11,653	11,771	11,879	11,906	11,871	11,815	11,872	11,856	11,911	11,824	11,798	11,791	11,690	11,578	11,365	11,152	11,190	11,208	11,196	11,248	10,987	10,966	10,874	10,682	10,706	10,525	10,531	10,478	10,283	10,202	10,247	10,323	10,262	10,281	10,271	10,202	10,279	10,202	10,271	10,394	10,357	10,368	10,369	10,426	10,342	10,309	10,322	10,267	10,194	10,206	10,152	10,137	10,135	10,377	10,455	10,442	10,475	10,435	10,269	10,264	10,261	10,234	10,170	9,998	10,021	10,056	10,073	10,000
C000020347
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 10,246	10,113	10,170	10,009	10,117	10,070	10,074	9,853	9,806	9,954	9,857	10,140	10,013	9,876	9,649	9,544	9,389	9,636	9,571	9,726	9,744	9,390	9,020	9,173	9,415	9,476	9,508	9,608	9,709	9,656	9,469	9,710	9,416	9,482	9,200	9,375	9,784	10,068	9,868	10,006	9,972	10,316	10,642	10,744	10,935	10,992	10,970	10,988	11,081	11,116	11,026		10,993	11,009	10,947	11,069	11,180	11,207	11,194	11,142	11,216	11,212	11,274	11,193	11,178	11,192	11,106	11,001	10,817	10,615	10,661	10,688	10,686	10,756	10,507	10,496	10,427	10,253	10,286	10,112	10,136	10,086	9,916	9,838	9,900	9,973	9,924	9,951	9,951	9,894	9,977	9,922	9,996	10,117	10,100	10,110	10,130	10,195	10,122	10,100	10,122	10,078	10,016	10,036	9,992	9,987	9,995	10,243	10,329	10,325	10,359	10,339	10,174	10,187	10,195	10,177	10,123	9,961	9,993	10,037	10,063	10,000
C000020349
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 10,392	10,258	10,315	10,152	10,261	10,214	10,218	9,994	9,946	10,096	9,998	10,285	10,156	10,017	9,787	9,681	9,523	9,773	9,708	9,865	9,883	9,525	9,148	9,304	9,550	9,606	9,631	9,727	9,823	9,763	9,568	9,805	9,503	9,563	9,273	9,444	9,859	10,129	9,921	10,054	10,013	10,352	10,672	10,768	10,953	11,002	10,973	10,984	11,071	11,099	11,001		10,961	10,970	10,902	11,016	11,120	11,139	11,119	11,061	11,127	11,116	11,161	11,093	11,062	11,067	10,976	10,865	10,678	10,472	10,520	10,530	10,522	10,584	10,333	10,316	10,241	10,064	10,090	9,913	9,931	9,875	9,703	9,620	9,676	9,741	9,687	9,707	9,700	9,639	9,714	9,654	9,721	9,841	9,809	9,822	9,826	9,883	9,807	9,779	9,794	9,745	9,679	9,693	9,645	9,633	9,635	9,867	9,944	9,935	9,969	9,935	9,780	9,777	9,779	9,755	9,697	9,537	9,561	9,597	9,617	9,550
C000020348
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 11,115	10,958	11,019	10,854	10,970	10,917	10,909	10,669	10,616	10,785	10,668	10,972	10,844	10,683	10,446	10,331	10,162	10,427	10,344	10,510	10,528	10,154	9,752	9,916	10,176	10,234	10,260	10,360	10,460	10,395	10,174	10,436	10,113	10,175	9,865	10,045	10,474	10,759	10,547	10,676	10,630	10,999	11,337	11,438	11,621	11,682	11,650	11,659	11,739	11,766	11,661		11,627	11,635	11,550	11,669	11,778	11,806	11,773	11,719	11,777	11,763	11,819	11,735	11,710	11,704	11,606	11,496	11,286	11,076	11,115	11,134	11,124	11,177	10,919	10,899	10,809	10,620	10,645	10,466	10,474	10,423	10,239	10,150	10,207	10,274	10,215	10,234	10,226	10,159	10,236	10,171	10,231	10,355	10,320	10,332	10,343	10,402	10,319	10,288	10,302	10,249	10,178	10,191	10,138	10,125	10,124	10,367	10,446	10,434	10,459	10,421	10,257	10,262	10,252	10,234	10,172	10,002	10,026	10,062	10,071	10,000
C000150669
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 16,266	16,121	16,081	15,728	15,481	15,491	15,655	15,562	15,368	15,328	15,188	15,195	15,058	14,920	14,636	14,501	14,370	14,482	14,254	14,217	14,179	13,766	13,216	13,408	13,555	13,519	13,300	13,080	13,177	13,099	12,976	13,173	12,672	12,781	12,545	12,183	12,599	12,886	12,230	13,069	13,097	13,631	13,745	13,819	14,229	13,977	14,059	14,100	14,265	14,141	14,017		13,854	13,853	13,731	13,733	13,770	13,807	13,604	13,161	13,157	13,272	13,109	12,630	12,546	12,146	11,748	12,751	13,055	13,047	12,808	12,610	12,563	12,516	12,507	12,497	12,073	12,325	12,165	12,079	11,770	11,281	11,526	11,588	11,906	11,897	11,848	11,695	11,686	11,709	11,700	11,797	11,925	11,916	11,906	11,896	11,850	11,804	11,792	11,645	11,634	11,518	11,340	11,363	11,147	11,072	10,860	10,947	10,970	10,927	10,751	10,449	10,377	10,339	10,173	9,876	9,774	9,802	9,891	10,045	9,691	10,000
C000089486
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 14,837	14,660	14,628	14,357	14,089	14,150	14,303	14,223	14,050	14,018	13,848	13,906	13,785	13,617	13,406	13,287	13,172	13,234	13,073	13,044	13,014	12,596	12,137	12,276	12,457	12,393	12,246	12,056	12,115	12,054	11,952	12,145	11,694	11,807	11,640	11,275	11,711	11,989	11,352	12,142	12,219	12,689	12,808	12,888	13,322	13,061	13,189	13,201	13,368	13,303	13,161		13,020	13,071	12,968	12,982	13,028	13,077	12,898	12,490	12,498	12,581	12,401	11,958	11,890	11,521	11,152	12,157	12,421	12,463	12,210	12,068	11,999	12,001	11,969	11,970	11,574	11,827	11,721	11,613	11,361	10,899	11,148	11,218	11,537	11,539	11,502	11,365	11,367	11,366	11,403	11,508	11,643	11,612	11,648	11,649	11,616	11,547	11,580	11,447	11,413	11,344	11,179	11,212	11,009	10,946	10,746	10,843	10,876	10,844	10,679	10,389	10,327	10,298	10,141	9,854	9,761	9,798	9,864	10,026	9,681	10,000
C000089484
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 14,991	14,813	14,781	14,507	14,235	14,297	14,452	14,371	14,196	14,164	13,993	14,050	13,928	13,759	13,546	13,426	13,309	13,372	13,210	13,180	13,149	12,727	12,263	12,403	12,587	12,557	12,358	12,158	12,252	12,142	12,073	12,219	11,797	11,863	11,688	11,313	11,745	12,017	11,369	12,155	12,225	12,689	12,799	12,873	13,299	13,029	13,149	13,153	13,311	13,238	13,088		12,940	12,981	12,871	12,877	12,916	12,955	12,769	12,357	12,357	12,432	12,320	11,874	11,761	11,426	11,018	12,003	12,293	12,290	12,033	11,886	11,809	11,805	11,801	11,760	11,363	11,640	11,493	11,380	11,127	10,667	10,904	10,966	11,270	11,265	11,223	11,082	11,077	11,068	11,097	11,193	11,318	11,280	11,308	11,302	11,263	11,189	11,214	11,078	11,039	10,965	10,799	10,824	10,622	10,554	10,356	10,442	10,467	10,430	10,234	9,980	9,914	9,880	9,724	9,443	9,348	9,377	9,435	9,584	9,248	9,547
C000089487
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 15,915	15,777	15,741	15,398	15,159	15,172	15,335	15,247	15,060	15,024	14,890	14,901	14,770	14,637	14,362	14,233	14,107	14,220	13,999	13,967	13,932	13,530	12,991	13,184	13,331	13,298	13,086	12,873	12,971	12,897	12,778	12,976	12,484	12,596	12,366	12,011	12,424	12,710	12,066	12,896	12,926	13,457	13,573	13,649	14,056	13,811	13,895	13,939	14,104	13,985	13,866		13,707	13,710	13,592	13,597	13,636	13,676	13,478	13,042	13,041	13,157	12,999	12,527	12,445	12,051	11,659	12,657	12,962	12,957	12,723	12,528	12,484	12,440	12,435	12,390	11,971	12,261	12,105	12,022	11,717	11,232	11,516	11,544	11,863	11,893	11,810	11,661	11,654	11,680	11,673	11,773	11,903	11,897	11,889	11,882	11,839	11,796	11,786	11,642	11,633	11,521	11,345	11,370	11,157	11,084	10,874	10,997	10,989	10,948	10,775	10,473	10,402	10,365	10,231	9,934	9,801	9,862	9,920	10,075	9,721	10,000
C000020361
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,742	11,647	11,644	11,562	11,584	11,502	11,445	11,351	11,296	11,277	11,247	11,317	11,212	11,104	10,985	10,902	10,832	10,862	10,807	10,838	10,784	10,632	10,470	10,453	10,473	10,435	10,401	10,452	10,491	10,449	10,351	10,429	10,310	10,284	10,190	10,260	10,445	10,526	10,481	10,566	10,526	10,614	10,782	10,850	10,929	10,950	10,983	11,017	11,018	11,030	11,019		11,053	11,064	11,065	11,065	11,076	11,064	11,050	11,048	11,044	11,038	11,009	11,012	10,990	10,956	10,867	10,855	10,743	10,666	10,651	10,662	10,627	10,636	10,558	10,556	10,511	10,432	10,408	10,338	10,335	10,298	10,230	10,195	10,191	10,199	10,176	10,174	10,163	10,153	10,175	10,155	10,157	10,189	10,190	10,213	10,216	10,219	10,202	10,174	10,189	10,173	10,147	10,143	10,128	10,112	10,106	10,161	10,164	10,137	10,149	10,142	10,085	10,090	10,085	10,070	10,055	9,990	10,005	10,020	10,035	10,000
C000120079
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,803	11,708	11,704	11,622	11,643	11,560	11,502	11,408	11,351	11,332	11,301	11,371	11,252	11,156	11,036	10,953	10,869	10,911	10,856	10,886	10,831	10,679	10,516	10,498	10,518	10,480	10,445	10,495	10,534	10,492	10,381	10,471	10,351	10,325	10,218	10,299	10,472	10,553	10,519	10,603	10,551	10,650	10,807	10,886	10,964	10,986	11,018	11,052	11,052	11,063	11,052		11,085	11,096	11,096	11,095	11,106	11,093	11,080	11,076	11,072	11,066	11,037	11,038	11,016	10,982	10,892	10,879	10,767	10,701	10,675	10,685	10,661	10,658	10,580	10,577	10,531	10,452	10,427	10,357	10,353	10,316	10,247	10,212	10,208	10,215	10,191	10,189	10,178	10,167	10,189	10,168	10,170	10,202	10,202	10,214	10,226	10,229	10,212	10,184	10,198	10,182	10,156	10,150	10,125	10,119	10,112	10,167	10,160	10,132	10,154	10,147	10,079	10,093	10,088	10,063	10,058	9,992	10,006	10,021	10,025	10,000
C000020364
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 10,671	10,588	10,588	10,517	10,540	10,468	10,419	10,336	10,288	10,275	10,250	10,317	10,213	10,129	10,022	9,950	9,877	9,919	9,872	9,903	9,856	9,720	9,575	9,562	9,583	9,558	9,535	9,590	9,636	9,606	9,525	9,605	9,504	9,489	9,411	9,484	9,664	9,748	9,716	9,803	9,765	9,867	10,023	10,105	10,188	10,218	10,247	10,299	10,309	10,330	10,329		10,371	10,391	10,401	10,411	10,430	10,429	10,426	10,433	10,439	10,444	10,426	10,438	10,426	10,404	10,329	10,327	10,230	10,177	10,161	10,181	10,168	10,175	10,110	10,118	10,083	10,017	10,003	9,946	9,950	9,925	9,868	9,843	9,849	9,865	9,852	9,860	9,869	9,858	9,888	9,878	9,888	9,939	9,939	9,970	9,983	9,995	9,988	9,980	9,994	9,987	9,981	9,976	9,970	9,963	9,977	10,030	10,043	10,025	10,047	10,060	10,002	10,016	10,020	10,015	10,009	9,953	9,978	10,002	10,026	10,000
C000020362
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 11,103	11,017	11,018	10,943	10,967	10,892	10,841	10,755	10,706	10,691	10,666	10,736	10,627	10,539	10,429	10,354	10,278	10,321	10,273	10,305	10,256	10,114	9,963	9,950	9,972	9,939	9,909	9,960	10,001	9,964	9,863	9,951	9,840	9,819	9,721	9,790	9,970	10,050	10,022	10,106	10,059	10,158	10,311	10,390	10,458	10,493	10,517	10,564	10,567	10,571	10,575		10,600	10,614	10,617	10,620	10,634	10,637	10,627	10,617	10,616	10,614	10,600	10,595	10,577	10,548	10,475	10,456	10,362	10,291	10,280	10,283	10,263	10,264	10,192	10,193	10,152	10,079	10,069	9,994	9,994	9,961	9,908	9,867	9,867	9,877	9,857	9,859	9,862	9,844	9,869	9,852	9,857	9,902	9,895	9,920	9,926	9,932	9,919	9,905	9,923	9,910	9,888	9,886	9,864	9,862	9,859	9,916	9,913	9,888	9,904	9,910	9,847	9,855	9,862	9,841	9,840	9,779	9,796	9,814	9,822	9,800
C000020365
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 11,548	11,456	11,455	11,376	11,386	11,320	11,265	11,174	11,121	11,092	11,077	11,147	11,033	10,928	10,812	10,745	10,665	10,708	10,644	10,688	10,636	10,488	10,330	10,303	10,336	10,300	10,256	10,308	10,360	10,320	10,213	10,292	10,187	10,163	10,061	10,131	10,315	10,396	10,365	10,450	10,401	10,489	10,658	10,726	10,805	10,840	10,863	10,909	10,911	10,914	10,904		10,940	10,953	10,955	10,956	10,969	10,969	10,947	10,946	10,943	10,940	10,924	10,917	10,896	10,865	10,789	10,767	10,669	10,594	10,581	10,583	10,561	10,560	10,484	10,484	10,440	10,363	10,341	10,274	10,271	10,237	10,170	10,137	10,135	10,144	10,122	10,122	10,123	10,104	10,128	10,109	10,113	10,157	10,148	10,173	10,177	10,182	10,167	10,151	10,157	10,143	10,129	10,115	10,102	10,087	10,093	10,139	10,145	10,118	10,132	10,137	10,072	10,078	10,074	10,061	10,048	9,984	10,001	10,017	10,034	10,000
C000020382
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,012	12,887	12,863	12,759	12,735	12,675	12,632	12,527	12,464	12,441	12,367	12,431	12,316	12,209	12,064	11,997	11,891	11,922	11,863	11,894	11,825	11,641	11,459	11,449	11,460	11,417	11,348	11,379	11,411	11,353	11,206	11,287	11,135	11,094	10,969	11,013	11,186	11,256	11,171	11,313	11,285	11,376	11,532	11,606	11,678	11,680	11,696	11,726	11,737	11,728	11,727		11,723	11,708	11,669	11,682	11,678	11,660	11,610	11,514	11,498	11,493	11,454	11,346	11,238	11,078	10,856	11,134	11,062	10,989	10,967	10,969	10,933	10,922	10,849	10,837	10,776	10,716	10,679	10,607	10,571	10,487	10,440	10,419	10,422	10,414	10,383	10,364	10,369	10,338	10,332	10,327	10,334	10,342	10,339	10,360	10,357	10,366	10,340	10,315	10,314	10,288	10,263	10,261	10,234	10,208	10,196	10,229	10,227	10,214	10,211	10,197	10,138	10,135	10,099	10,040	10,027	9,992	10,012	10,023	10,011	10,000
C000205248
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 13,045	12,919	12,894	12,789	12,765	12,703	12,660	12,569	12,491	12,467	12,392	12,470	12,354	12,232	12,086	12,033	11,911	11,956	11,882	11,913	11,843	11,672	11,490	11,466	11,490	11,432	11,362	11,394	11,425	11,366	11,219	11,313	11,147	11,105	10,993	11,023	11,196	11,265	11,193	11,322	11,293	11,384	11,540	11,614	11,699	11,700	11,702	11,745	11,742	11,733	11,731		11,727	11,711	11,685	11,684	11,680	11,661	11,611	11,514	11,497	11,492	11,453	11,345	11,235	11,075	10,853	11,130	11,057	10,997	10,962	10,963	10,927	10,916	10,842	10,830	10,769	10,708	10,671	10,598	10,561	10,489	10,430	10,420	10,423	10,426	10,383	10,364	10,369	10,338	10,332	10,327	10,334	10,342	10,339	10,360	10,357	10,366	10,340	10,315	10,314	10,288	10,263	10,261	10,234	10,208	10,196	10,229	10,227	10,214	10,211	10,197	10,138	10,135	10,099	10,040	10,027	9,992	10,012	10,023	10,011	10,000
C000064987
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 11,926	11,815	11,797	11,703	11,671	11,632	11,596	11,502	11,434	11,416	11,365	11,427	11,324	11,215	11,098	11,039	10,945	10,976	10,925	10,956	10,894	10,729	10,564	10,558	10,571	10,540	10,474	10,513	10,551	10,505	10,380	10,475	10,339	10,302	10,208	10,245	10,427	10,494	10,432	10,562	10,545	10,639	10,795	10,873	10,958	10,975	10,987	11,036	11,043	11,043	11,052		11,058	11,052	11,038	11,046	11,051	11,044	11,007	10,924	10,919	10,923	10,891	10,810	10,703	10,571	10,356	10,643	10,582	10,522	10,509	10,508	10,483	10,493	10,420	10,430	10,380	10,330	10,304	10,231	10,204	10,143	10,107	10,094	10,106	10,107	10,085	10,076	10,089	10,057	10,059	10,062	10,078	10,106	10,112	10,140	10,146	10,151	10,146	10,130	10,137	10,109	10,103	10,098	10,079	10,063	10,059	10,100	10,107	10,101	10,119	10,102	10,051	10,057	10,029	9,979	9,985	9,959	9,987	10,006	10,003	10,000
C000020381
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,412	12,296	12,278	12,180	12,147	12,107	12,069	11,971	11,901	11,882	11,828	11,893	11,785	11,673	11,551	11,490	11,391	11,424	11,370	11,403	11,338	11,166	10,995	10,988	11,002	10,963	10,887	10,920	10,954	10,900	10,775	10,855	10,710	10,674	10,556	10,601	10,770	10,827	10,760	10,886	10,874	10,964	11,104	11,191	11,261	11,267	11,284	11,316	11,317	11,323	11,311		11,323	11,298	11,276	11,290	11,289	11,274	11,216	11,137	11,111	11,121	11,073	10,983	10,868	10,728	10,503	10,786	10,719	10,651	10,632	10,624	10,592	10,596	10,515	10,518	10,461	10,405	10,372	10,292	10,259	10,191	10,149	10,130	10,135	10,130	10,102	10,086	10,093	10,054	10,050	10,047	10,056	10,078	10,077	10,099	10,099	10,098	10,086	10,064	10,064	10,031	10,019	10,008	9,983	9,972	9,950	9,985	9,985	9,974	9,985	9,962	9,905	9,905	9,871	9,815	9,816	9,784	9,806	9,818	9,809	9,800
C000123105
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 15,009	14,897	14,843	14,676	14,529	14,493	14,549	14,477	14,350	14,349	14,222	14,242	14,152	14,007	13,863	13,755	13,632	13,632	13,529	13,479	13,445	13,240	13,019	13,086	13,103	13,054	12,940	12,810	12,846	12,753	12,659	12,715	12,499	12,493	12,363	12,140	12,285	12,397	11,973	12,431	12,419	12,564	12,599	12,602	12,715	12,580	12,645	12,619	12,593	12,536	12,556		12,485	12,429	12,358	12,316	12,275	12,252	12,125	11,849	11,825	11,874	11,776	11,505	11,484	11,187	10,907	11,493	11,589	11,586	11,525	11,492	11,444	11,411	11,362	11,314	11,224	11,245	11,182	11,134	11,045	10,831	10,936	10,945	10,954	10,909	10,864	10,806	10,802	10,799	10,755	10,753	10,764	10,735	10,720	10,719	10,691	10,663	10,661	10,620	10,605	10,579	10,527	10,527	10,486	10,471	10,404	10,401	10,398	10,369	10,328	10,250	10,234	10,206	10,141	10,027	9,987	9,986	10,008	10,056	9,953	10,000
C000064988
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 13,726	13,627	13,581	13,432	13,301	13,288	13,325	13,261	13,149	13,152	13,055	13,060	12,981	12,851	12,722	12,627	12,517	12,535	12,428	12,401	12,374	12,173	11,972	12,037	12,056	12,006	11,912	11,803	11,846	11,786	11,710	11,755	11,566	11,586	11,461	11,264	11,409	11,538	11,153	11,575	11,574	11,719	11,762	11,789	11,890	11,775	11,861	11,847	11,832	11,790	11,805		11,748	11,720	11,664	11,621	11,606	11,580	11,470	11,219	11,220	11,262	11,194	10,932	10,935	10,649	10,392	10,959	11,074	11,067	11,019	10,997	10,974	10,951	10,901	10,879	10,801	10,831	10,767	10,744	10,666	10,457	10,567	10,585	10,603	10,582	10,548	10,500	10,506	10,499	10,479	10,473	10,492	10,473	10,468	10,476	10,472	10,440	10,447	10,416	10,411	10,394	10,365	10,362	10,330	10,324	10,267	10,286	10,292	10,260	10,229	10,160	10,166	10,147	10,079	9,974	9,943	9,963	9,982	10,038	9,945	10,000
C000020384
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 14,121	14,019	13,971	13,818	13,683	13,670	13,707	13,642	13,526	13,529	13,430	13,436	13,354	13,220	13,087	12,989	12,876	12,896	12,785	12,757	12,729	12,522	12,316	12,383	12,402	12,359	12,254	12,134	12,171	12,087	12,001	12,056	11,854	11,852	11,732	11,524	11,664	11,788	11,388	11,812	11,803	11,943	11,979	11,985	12,095	11,970	12,035	12,013	11,991	11,955	11,963		11,898	11,862	11,783	11,746	11,724	11,691	11,573	11,313	11,292	11,341	11,265	10,995	10,977	10,697	10,432	10,994	11,089	11,089	11,034	11,005	10,962	10,932	10,889	10,846	10,775	10,785	10,728	10,698	10,601	10,399	10,502	10,513	10,525	10,485	10,444	10,390	10,403	10,389	10,350	10,350	10,363	10,338	10,327	10,328	10,304	10,279	10,280	10,243	10,232	10,209	10,161	10,164	10,127	10,115	10,053	10,065	10,052	10,027	9,990	9,917	9,916	9,892	9,820	9,711	9,675	9,689	9,701	9,749	9,652	9,700
C000092793
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 14,786	14,678	14,626	14,464	14,321	14,305	14,343	14,274	14,151	14,152	14,029	14,050	13,963	13,821	13,681	13,577	13,457	13,475	13,358	13,310	13,279	13,078	12,861	12,929	12,948	12,901	12,790	12,663	12,700	12,610	12,518	12,575	12,363	12,358	12,232	12,013	12,157	12,270	11,867	12,307	12,296	12,441	12,477	12,482	12,594	12,462	12,529	12,504	12,480	12,440	12,447		12,378	12,338	12,255	12,215	12,176	12,154	12,030	11,758	11,735	11,785	11,704	11,422	11,402	11,110	10,834	11,416	11,512	11,511	11,452	11,421	11,374	11,342	11,296	11,250	11,161	11,183	11,123	11,076	10,989	10,778	10,883	10,893	10,904	10,860	10,817	10,760	10,758	10,756	10,714	10,713	10,725	10,697	10,684	10,684	10,658	10,631	10,630	10,590	10,578	10,552	10,502	10,503	10,463	10,450	10,385	10,383	10,381	10,354	10,314	10,237	10,222	10,196	10,133	10,019	9,981	9,994	10,005	10,053	9,952	10,000
C000020396
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 13,173	13,095	13,045	12,982	12,919	12,886	12,837	12,776	12,713	12,665	12,589	12,570	12,480	12,403	12,314	12,254	12,181	12,151	12,080	12,039	11,956	11,847	11,741	11,705	11,659	11,600	11,526	11,480	11,434	11,377	11,349	11,335	11,216	11,151	11,075	11,081	11,129	11,125	11,072	11,124	11,125	11,154	11,210	11,241	11,261	11,267	11,274	11,280	11,273	11,267	11,273		11,264	11,254	11,231	11,234	11,237	11,227	11,202	11,164	11,151	11,137	11,108	11,052	10,981	10,872	10,685	10,971	10,963	10,929	10,895	10,887	10,852	10,830	10,795	10,773	10,726	10,703	10,681	10,633	10,598	10,527	10,519	10,512	10,505	10,474	10,445	10,415	10,397	10,392	10,363	10,359	10,355	10,352	10,339	10,337	10,324	10,310	10,297	10,285	10,272	10,249	10,236	10,236	10,223	10,199	10,187	10,199	10,187	10,175	10,164	10,141	10,117	10,104	10,069	10,034	10,023	10,026	10,028	10,019	9,998	10,000
C000064989
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with Load
Account Value	$ 12,070	12,000	11,957	11,901	11,845	11,803	11,774	11,720	11,665	11,610	11,556	11,541	11,460	11,392	11,313	11,260	11,182	11,157	11,094	11,072	10,985	10,899	10,804	10,761	10,734	10,688	10,617	10,582	10,561	10,506	10,500	10,484	10,382	10,343	10,269	10,295	10,348	10,341	10,312	10,370	10,367	10,403	10,464	10,500	10,537	10,537	10,562	10,574	10,574	10,573	10,573		10,586	10,585	10,572	10,584	10,582	10,582	10,568	10,540	10,537	10,544	10,526	10,481	10,423	10,317	10,148	10,443	10,432	10,409	10,398	10,387	10,376	10,365	10,341	10,318	10,294	10,281	10,257	10,233	10,196	10,149	10,150	10,141	10,144	10,135	10,116	10,096	10,088	10,081	10,073	10,067	10,084	10,079	10,074	10,082	10,079	10,075	10,083	10,069	10,065	10,063	10,060	10,057	10,053	10,039	10,048	10,057	10,055	10,052	10,051	10,037	10,034	10,031	9,993	9,968	9,965	9,977	9,989	10,001	9,989	10,000
C000220297
Account Value [Line Items]
Line Graph and Table Measure Name	Class A2
Account Value	$ 12,814	12,739	12,693	12,633	12,573	12,528	12,497	12,439	12,379	12,333	12,261	12,244	12,158	12,085	11,999	11,942	11,872	11,845	11,777	11,738	11,659	11,554	11,452	11,419	11,375	11,319	11,248	11,204	11,161	11,107	11,081	11,069	10,954	10,892	10,819	10,826	10,874	10,872	10,821	10,874	10,876	10,905	10,962	10,995	11,017	11,025	11,034	11,043	11,038	11,034	11,042		11,036	11,029	11,008	11,014	11,006	10,998	10,989	10,954	10,943	10,932	10,906	10,866	10,800	10,683	10,503	10,800	10,783	10,752	10,734	10,716	10,698	10,667	10,649	10,618	10,586	10,567	10,535	10,504	10,460	10,405	10,400	10,384	10,380	10,353	10,339	10,312	10,298	10,284	10,270	10,257	10,268	10,256	10,246	10,247	10,237	10,227	10,217	10,207	10,198	10,189	10,179	10,170	10,160	10,140	10,143	10,146	10,137	10,128	10,120	10,099	10,090	10,069	10,037	10,005	9,997	10,002	10,008	10,013	9,995	10,000
C000020395
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with Load
Account Value	$ 12,539	12,466	12,421	12,363	12,305	12,262	12,232	12,175	12,118	12,061	12,005	11,989	11,905	11,835	11,752	11,698	11,617	11,590	11,525	11,502	11,411	11,323	11,224	11,179	11,151	11,096	11,015	10,973	10,944	10,880	10,867	10,844	10,732	10,685	10,602	10,622	10,670	10,656	10,607	10,672	10,662	10,692	10,748	10,780	10,814	10,809	10,830	10,838	10,834	10,830	10,825		10,831	10,824	10,804	10,809	10,801	10,794	10,772	10,737	10,727	10,728	10,702	10,651	10,585	10,470	10,292	10,584	10,567	10,537	10,520	10,502	10,484	10,454	10,436	10,405	10,375	10,356	10,325	10,294	10,251	10,197	10,192	10,176	10,173	10,146	10,132	10,106	10,092	10,078	10,065	10,052	10,063	10,051	10,041	10,042	10,033	10,022	10,012	10,003	9,994	9,985	9,976	9,967	9,957	9,937	9,940	9,943	9,934	9,925	9,917	9,897	9,888	9,868	9,836	9,805	9,797	9,802	9,808	9,813	9,795	9,800
C000020394
Account Value [Line Items]
Line Graph and Table Measure Name	Administrator Class
Account Value	$ 12,882	12,808	12,762	12,703	12,643	12,599	12,569	12,511	12,452	12,393	12,335	12,319	12,234	12,161	12,075	12,020	11,936	11,909	11,842	11,818	11,725	11,634	11,532	11,499	11,457	11,401	11,317	11,273	11,244	11,191	11,165	11,154	11,025	10,977	10,891	10,913	10,962	10,947	10,910	10,964	10,968	10,998	11,056	11,076	11,111	11,107	11,129	11,137	11,133	11,129	11,124		11,131	11,123	11,103	11,108	11,100	11,093	11,070	11,034	11,024	11,025	10,999	10,946	10,878	10,758	10,587	10,874	10,855	10,823	10,803	10,784	10,764	10,744	10,712	10,679	10,646	10,625	10,592	10,559	10,514	10,457	10,451	10,445	10,428	10,412	10,384	10,356	10,340	10,325	10,310	10,308	10,305	10,304	10,292	10,293	10,281	10,269	10,258	10,248	10,237	10,215	10,203	10,205	10,182	10,172	10,162	10,175	10,166	10,155	10,146	10,124	10,102	10,091	10,058	10,012	10,015	10,019	10,023	10,016	9,996	10,000
C000222758
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series CP
Account Value	$ 10,327	10,190	10,186	10,037	10,054	10,037	10,063	9,885	9,805	9,911	9,809	10,000	9,862	9,713	9,515	9,442	9,297	9,486	9,381	9,495	9,476	9,101	8,696	8,828	9,045	9,074	9,036	9,057	9,156	9,107	8,907	9,122	8,774	8,793	8,507	8,601	8,960	9,159	8,958	9,220	9,244	9,616	9,800	9,922	10,110	10,080	10,087	10,070	10,135	10,130	10,050	$ 10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Bond Index
Account Value	$ 12,419	12,272	12,289	12,101	12,163	12,120	12,123	11,877	11,806	11,987	11,862	12,138	11,973	11,800	11,538	11,433	11,247	11,516	11,404	11,542	11,570	11,147	10,667	10,830	11,094	11,162	11,151	11,168	11,285	11,216	10,959	11,235	10,897	10,935	10,541	10,658	11,138	11,436	11,155	11,383	11,320	11,759	12,083	12,250	12,525	12,533	12,518	12,528	12,636	12,645	12,519		12,428	12,381	12,278	12,422	12,585	12,664	12,621	12,458	12,503	12,525	12,598	12,381	12,278	12,165	11,926	12,163	11,984	11,773	11,755	11,757	11,719	11,770	11,510	11,476	11,316	11,145	11,130	10,932	10,920	10,772	10,606	10,558	10,647	10,693	10,641	10,619	10,634	10,576	10,647	10,594	10,695	10,799	10,752	10,768	10,755	10,793	10,701	10,648	10,657	10,575	10,488	10,492	10,411	10,375	10,344	10,582	10,653	10,650	10,639	10,552	10,369	10,361	10,291	10,166	10,095	9,984	10,035	10,071	10,039	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,949	11,807	11,839	11,659	11,743	11,697	11,693	11,441	11,381	11,570	11,449	11,740	11,585	11,421	11,160	11,056	10,871	11,153	11,051	11,210	11,240	10,826	10,357	10,523	10,797	10,867	10,874	10,913	11,033	10,967	10,695	10,979	10,651	10,700	10,320	10,456	10,928	11,246	10,977	11,152	11,081	11,518	11,847	11,981	12,245	12,276	12,240	12,243	12,350	12,374	12,237		12,151	12,112	12,017	12,169	12,347	12,436	12,419	12,298	12,354	12,360	12,461	12,278	12,201	12,144	11,932	12,003	11,791	11,568	11,576	11,582	11,547	11,609	11,316	11,291	11,151	10,956	10,954	10,747	10,753	10,640	10,448	10,386	10,469	10,537	10,470	10,467	10,480	10,406	10,484	10,417	10,517	10,639	10,591	10,604	10,598	10,649	10,554	10,509	10,519	10,439	10,359	10,365	10,295	10,275	10,261	10,509	10,590	10,597	10,609	10,542	10,356	10,353	10,314	10,220	10,148	10,010	10,043	10,069	10,068	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,840	9,724	9,749	9,602	9,671	9,633	9,630	9,422	9,373	9,528	9,429	9,669	9,541	9,406	9,191	9,105	8,953	9,185	9,101	9,231	9,257	8,916	8,529	8,666	8,892	8,949	8,955	8,987	9,086	9,032	8,808	9,042	8,772	8,812	8,499	8,611	8,999	9,261	9,040	9,184	9,125	9,485	9,756	9,866	10,084	10,110	10,080	10,083	10,171	10,190	10,077	$ 10,000
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Credit Index
Account Value	$ 11,379	11,238	11,282	11,123	11,231	11,173	11,157	10,910	10,854	11,023	10,917	11,197	11,065	10,913	10,665	10,553	10,382	10,653	10,569	10,719	10,753	10,371	9,965	10,117	10,378	10,441	10,464	10,530	10,633	10,576	10,322	10,578	10,291	10,339	10,020	10,162	10,589	10,896	10,660	10,785	10,726	11,081	11,410	11,501	11,701	11,740	11,695	11,710	11,802	11,822	11,701		11,661	11,643	11,566	11,694	11,849	11,908	11,910	11,880	11,946	11,940	12,011	11,922	11,912	11,918	11,841	11,613	11,386	11,191	11,215	11,232	11,211	11,266	11,005	10,995	10,903	10,700	10,718	10,538	10,556	10,492	10,288	10,199	10,253	10,333	10,261	10,289	10,287	10,205	10,274	10,193	10,265	10,395	10,363	10,378	10,385	10,446	10,351	10,320	10,347	10,281	10,213	10,214	10,165	10,152	10,159	10,388	10,464	10,459	10,486	10,452	10,289	10,283	10,281	10,256	10,189	10,016	10,029	10,058	10,075	10,000
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 11,267	11,150	11,193	11,055	11,169	11,098	11,073	10,841	10,785	10,952	10,868	11,130	10,999	10,860	10,629	10,524	10,374	10,618	10,550	10,689	10,718	10,372	10,028	10,148	10,373	10,425	10,461	10,539	10,660	10,604	10,308	10,552	10,297	10,349	10,083	10,223	10,585	10,851	10,683	10,777	10,756	11,094	11,448	11,524	11,744	11,804	11,716	11,726	11,852	11,873	11,716		11,644	11,604	11,519	11,695	11,906	12,017	12,043	12,002	12,113	12,096	12,226	12,091	12,079	12,108	12,032	11,701	11,402	11,133	11,195	11,228	11,219	11,314	10,946	10,958	10,859	10,612	10,640	10,443	10,470	10,421	10,204	10,116	10,163	10,257	10,180	10,221	10,219	10,130	10,211	10,118	10,193	10,330	10,299	10,313	10,325	10,413	10,303	10,286	10,302	10,236	10,167	10,170	10,121	10,098	10,109	10,377	10,489	10,501	10,556	10,515	10,295	10,295	10,305	10,288	10,201	9,993	10,010	10,050	10,085	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Credit Index
Account Value	$ 11,379	11,238	11,282	11,123	11,231	11,173	11,157	10,910	10,854	11,023	10,917	11,197	11,065	10,913	10,665	10,553	10,382	10,653	10,569	10,719	10,753	10,371	9,965	10,117	10,378	10,441	10,464	10,530	10,633	10,576	10,322	10,578	10,291	10,339	10,020	10,162	10,589	10,896	10,660	10,785	10,726	11,081	11,410	11,501	11,701	11,740	11,695	11,710	11,802	11,822	11,701		11,661	11,643	11,566	11,694	11,849	11,908	11,910	11,880	11,946	11,940	12,011	11,922	11,912	11,918	11,841	11,613	11,386	11,191	11,215	11,232	11,211	11,266	11,005	10,995	10,903	10,700	10,718	10,538	10,556	10,492	10,288	10,199	10,253	10,333	10,261	10,289	10,287	10,205	10,274	10,193	10,265	10,395	10,363	10,378	10,385	10,446	10,351	10,320	10,347	10,281	10,213	10,214	10,165	10,152	10,159	10,388	10,464	10,459	10,486	10,452	10,289	10,283	10,281	10,256	10,189	10,016	10,029	10,058	10,075	10,000
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 11,267	11,150	11,193	11,055	11,169	11,098	11,073	10,841	10,785	10,952	10,868	11,130	10,999	10,860	10,629	10,524	10,374	10,618	10,550	10,689	10,718	10,372	10,028	10,148	10,373	10,425	10,461	10,539	10,660	10,604	10,308	10,552	10,297	10,349	10,083	10,223	10,585	10,851	10,683	10,777	10,756	11,094	11,448	11,524	11,744	11,804	11,716	11,726	11,852	11,873	11,716		11,644	11,604	11,519	11,695	11,906	12,017	12,043	12,002	12,113	12,096	12,226	12,091	12,079	12,108	12,032	11,701	11,402	11,133	11,195	11,228	11,219	11,314	10,946	10,958	10,859	10,612	10,640	10,443	10,470	10,421	10,204	10,116	10,163	10,257	10,180	10,221	10,219	10,130	10,211	10,118	10,193	10,330	10,299	10,313	10,325	10,413	10,303	10,286	10,302	10,236	10,167	10,170	10,121	10,098	10,109	10,377	10,489	10,501	10,556	10,515	10,295	10,295	10,305	10,288	10,201	9,993	10,010	10,050	10,085	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Credit Index
Account Value	$ 11,379	11,238	11,282	11,123	11,231	11,173	11,157	10,910	10,854	11,023	10,917	11,197	11,065	10,913	10,665	10,553	10,382	10,653	10,569	10,719	10,753	10,371	9,965	10,117	10,378	10,441	10,464	10,530	10,633	10,576	10,322	10,578	10,291	10,339	10,020	10,162	10,589	10,896	10,660	10,785	10,726	11,081	11,410	11,501	11,701	11,740	11,695	11,710	11,802	11,822	11,701		11,661	11,643	11,566	11,694	11,849	11,908	11,910	11,880	11,946	11,940	12,011	11,922	11,912	11,918	11,841	11,613	11,386	11,191	11,215	11,232	11,211	11,266	11,005	10,995	10,903	10,700	10,718	10,538	10,556	10,492	10,288	10,199	10,253	10,333	10,261	10,289	10,287	10,205	10,274	10,193	10,265	10,395	10,363	10,378	10,385	10,446	10,351	10,320	10,347	10,281	10,213	10,214	10,165	10,152	10,159	10,388	10,464	10,459	10,486	10,452	10,289	10,283	10,281	10,256	10,189	10,016	10,029	10,058	10,075	10,000
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 11,267	11,150	11,193	11,055	11,169	11,098	11,073	10,841	10,785	10,952	10,868	11,130	10,999	10,860	10,629	10,524	10,374	10,618	10,550	10,689	10,718	10,372	10,028	10,148	10,373	10,425	10,461	10,539	10,660	10,604	10,308	10,552	10,297	10,349	10,083	10,223	10,585	10,851	10,683	10,777	10,756	11,094	11,448	11,524	11,744	11,804	11,716	11,726	11,852	11,873	11,716		11,644	11,604	11,519	11,695	11,906	12,017	12,043	12,002	12,113	12,096	12,226	12,091	12,079	12,108	12,032	11,701	11,402	11,133	11,195	11,228	11,219	11,314	10,946	10,958	10,859	10,612	10,640	10,443	10,470	10,421	10,204	10,116	10,163	10,257	10,180	10,221	10,219	10,130	10,211	10,118	10,193	10,330	10,299	10,313	10,325	10,413	10,303	10,286	10,302	10,236	10,167	10,170	10,121	10,098	10,109	10,377	10,489	10,501	10,556	10,515	10,295	10,295	10,305	10,288	10,201	9,993	10,010	10,050	10,085	10,000
ALLSPRING Index: Bloomberg U.S. Aggregate ex Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Credit Index
Account Value	$ 11,379	11,238	11,282	11,123	11,231	11,173	11,157	10,910	10,854	11,023	10,917	11,197	11,065	10,913	10,665	10,553	10,382	10,653	10,569	10,719	10,753	10,371	9,965	10,117	10,378	10,441	10,464	10,530	10,633	10,576	10,322	10,578	10,291	10,339	10,020	10,162	10,589	10,896	10,660	10,785	10,726	11,081	11,410	11,501	11,701	11,740	11,695	11,710	11,802	11,822	11,701		11,661	11,643	11,566	11,694	11,849	11,908	11,910	11,880	11,946	11,940	12,011	11,922	11,912	11,918	11,841	11,613	11,386	11,191	11,215	11,232	11,211	11,266	11,005	10,995	10,903	10,700	10,718	10,538	10,556	10,492	10,288	10,199	10,253	10,333	10,261	10,289	10,287	10,205	10,274	10,193	10,265	10,395	10,363	10,378	10,385	10,446	10,351	10,320	10,347	10,281	10,213	10,214	10,165	10,152	10,159	10,388	10,464	10,459	10,486	10,452	10,289	10,283	10,281	10,256	10,189	10,016	10,029	10,058	10,075	10,000
ALLSPRING Index: Bloomberg U.S. Government Intermediate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government Bond Index
Account Value	$ 11,267	11,150	11,193	11,055	11,169	11,098	11,073	10,841	10,785	10,952	10,868	11,130	10,999	10,860	10,629	10,524	10,374	10,618	10,550	10,689	10,718	10,372	10,028	10,148	10,373	10,425	10,461	10,539	10,660	10,604	10,308	10,552	10,297	10,349	10,083	10,223	10,585	10,851	10,683	10,777	10,756	11,094	11,448	11,524	11,744	11,804	11,716	11,726	11,852	11,873	11,716		11,644	11,604	11,519	11,695	11,906	12,017	12,043	12,002	12,113	12,096	12,226	12,091	12,079	12,108	12,032	11,701	11,402	11,133	11,195	11,228	11,219	11,314	10,946	10,958	10,859	10,612	10,640	10,443	10,470	10,421	10,204	10,116	10,163	10,257	10,180	10,221	10,219	10,130	10,211	10,118	10,193	10,330	10,299	10,313	10,325	10,413	10,303	10,286	10,302	10,236	10,167	10,170	10,121	10,098	10,109	10,377	10,489	10,501	10,556	10,515	10,295	10,295	10,305	10,288	10,201	9,993	10,010	10,050	10,085	10,000
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 17,422	17,213	17,144	16,831	16,553	16,553	16,732	16,624	16,398	16,468	16,282	16,372	16,109	15,857	15,551	15,403	15,230	15,384	15,203	15,158	15,155	14,615	13,977	14,154	14,322	14,280	14,079	13,853	13,987	13,852	13,699	13,877	13,355	13,456	13,210	12,845	13,382	13,710	12,931	13,877	13,844	14,366	14,498	14,629	15,042	14,764	14,919	14,947	14,941	14,859	14,807		14,608	14,566	14,408	14,383	14,333	14,278	14,011	13,471	13,410	13,551	13,417	12,809	12,688	12,138	11,693	13,253	13,461	13,461	13,185	13,149	13,119	13,077	13,026	12,960	12,650	12,813	12,636	12,513	12,306	11,765	12,029	12,139	12,341	12,270	12,182	12,047	12,006	12,007	11,928	12,002	12,115	12,038	12,003	12,035	11,988	11,882	11,885	11,749	11,737	11,633	11,503	11,527	11,350	11,200	10,984	11,027	10,993	10,922	10,685	10,421	10,310	10,236	9,842	9,426	9,382	9,533	9,785	10,008	9,744	10,000
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 17,422	17,213	17,144	16,831	16,553	16,553	16,732	16,624	16,398	16,468	16,282	16,372	16,109	15,857	15,551	15,403	15,230	15,384	15,203	15,158	15,155	14,615	13,977	14,154	14,322	14,280	14,079	13,853	13,987	13,852	13,699	13,877	13,355	13,456	13,210	12,845	13,382	13,710	12,931	13,877	13,844	14,366	14,498	14,629	15,042	14,764	14,919	14,947	14,941	14,859	14,807		14,608	14,566	14,408	14,383	14,333	14,278	14,011	13,471	13,410	13,551	13,417	12,809	12,688	12,138	11,693	13,253	13,461	13,461	13,185	13,149	13,119	13,077	13,026	12,960	12,650	12,813	12,636	12,513	12,306	11,765	12,029	12,139	12,341	12,270	12,182	12,047	12,006	12,007	11,928	12,002	12,115	12,038	12,003	12,035	11,988	11,882	11,885	11,749	11,737	11,633	11,503	11,527	11,350	11,200	10,984	11,027	10,993	10,922	10,685	10,421	10,310	10,236	9,842	9,426	9,382	9,533	9,785	10,008	9,744	10,000
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 17,422	17,213	17,144	16,831	16,553	16,553	16,732	16,624	16,398	16,468	16,282	16,372	16,109	15,857	15,551	15,403	15,230	15,384	15,203	15,158	15,155	14,615	13,977	14,154	14,322	14,280	14,079	13,853	13,987	13,852	13,699	13,877	13,355	13,456	13,210	12,845	13,382	13,710	12,931	13,877	13,844	14,366	14,498	14,629	15,042	14,764	14,919	14,947	14,941	14,859	14,807		14,608	14,566	14,408	14,383	14,333	14,278	14,011	13,471	13,410	13,551	13,417	12,809	12,688	12,138	11,693	13,253	13,461	13,461	13,185	13,149	13,119	13,077	13,026	12,960	12,650	12,813	12,636	12,513	12,306	11,765	12,029	12,139	12,341	12,270	12,182	12,047	12,006	12,007	11,928	12,002	12,115	12,038	12,003	12,035	11,988	11,882	11,885	11,749	11,737	11,633	11,503	11,527	11,350	11,200	10,984	11,027	10,993	10,922	10,685	10,421	10,310	10,236	9,842	9,426	9,382	9,533	9,785	10,008	9,744	10,000
ALLSPRING Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 17,422	17,213	17,144	16,831	16,553	16,553	16,732	16,624	16,398	16,468	16,282	16,372	16,109	15,857	15,551	15,403	15,230	15,384	15,203	15,158	15,155	14,615	13,977	14,154	14,322	14,280	14,079	13,853	13,987	13,852	13,699	13,877	13,355	13,456	13,210	12,845	13,382	13,710	12,931	13,877	13,844	14,366	14,498	14,629	15,042	14,764	14,919	14,947	14,941	14,859	14,807		14,608	14,566	14,408	14,383	14,333	14,278	14,011	13,471	13,410	13,551	13,417	12,809	12,688	12,138	11,693	13,253	13,461	13,461	13,185	13,149	13,119	13,077	13,026	12,960	12,650	12,813	12,636	12,513	12,306	11,765	12,029	12,139	12,341	12,270	12,182	12,047	12,006	12,007	11,928	12,002	12,115	12,038	12,003	12,035	11,988	11,882	11,885	11,749	11,737	11,633	11,503	11,527	11,350	11,200	10,984	11,027	10,993	10,922	10,685	10,421	10,310	10,236	9,842	9,426	9,382	9,533	9,785	10,008	9,744	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,814	11,712	11,719	11,648	11,675	11,581	11,527	11,446	11,396	11,371	11,338	11,406	11,315	11,214	11,085	11,021	10,945	10,985	10,947	10,994	10,954	10,829	10,718	10,682	10,684	10,642	10,605	10,659	10,696	10,668	10,497	10,578	10,501	10,482	10,414	10,424	10,548	10,632	10,588	10,655	10,593	10,643	10,795	10,839	10,916	10,939	10,944	10,979	10,990	10,991	10,972		10,991	10,981	10,976	10,979	10,985	10,982	10,976	10,972	10,976	10,974	10,975	10,965	10,961	10,953	10,937	10,801	10,705	10,647	10,624	10,628	10,593	10,605	10,520	10,531	10,477	10,401	10,380	10,316	10,305	10,278	10,196	10,159	10,145	10,157	10,123	10,125	10,123	10,086	10,103	10,083	10,088	10,118	10,117	10,139	10,146	10,162	10,143	10,121	10,129	10,116	10,101	10,097	10,087	10,073	10,070	10,112	10,119	10,106	10,123	10,129	10,069	10,080	10,076	10,058	10,047	9,987	9,996	10,020	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,814	11,712	11,719	11,648	11,675	11,581	11,527	11,446	11,396	11,371	11,338	11,406	11,315	11,214	11,085	11,021	10,945	10,985	10,947	10,994	10,954	10,829	10,718	10,682	10,684	10,642	10,605	10,659	10,696	10,668	10,497	10,578	10,501	10,482	10,414	10,424	10,548	10,632	10,588	10,655	10,593	10,643	10,795	10,839	10,916	10,939	10,944	10,979	10,990	10,991	10,972		10,991	10,981	10,976	10,979	10,985	10,982	10,976	10,972	10,976	10,974	10,975	10,965	10,961	10,953	10,937	10,801	10,705	10,647	10,624	10,628	10,593	10,605	10,520	10,531	10,477	10,401	10,380	10,316	10,305	10,278	10,196	10,159	10,145	10,157	10,123	10,125	10,123	10,086	10,103	10,083	10,088	10,118	10,117	10,139	10,146	10,162	10,143	10,121	10,129	10,116	10,101	10,097	10,087	10,073	10,070	10,112	10,119	10,106	10,123	10,129	10,069	10,080	10,076	10,058	10,047	9,987	9,996	10,020	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,814	11,712	11,719	11,648	11,675	11,581	11,527	11,446	11,396	11,371	11,338	11,406	11,315	11,214	11,085	11,021	10,945	10,985	10,947	10,994	10,954	10,829	10,718	10,682	10,684	10,642	10,605	10,659	10,696	10,668	10,497	10,578	10,501	10,482	10,414	10,424	10,548	10,632	10,588	10,655	10,593	10,643	10,795	10,839	10,916	10,939	10,944	10,979	10,990	10,991	10,972		10,991	10,981	10,976	10,979	10,985	10,982	10,976	10,972	10,976	10,974	10,975	10,965	10,961	10,953	10,937	10,801	10,705	10,647	10,624	10,628	10,593	10,605	10,520	10,531	10,477	10,401	10,380	10,316	10,305	10,278	10,196	10,159	10,145	10,157	10,123	10,125	10,123	10,086	10,103	10,083	10,088	10,118	10,117	10,139	10,146	10,162	10,143	10,121	10,129	10,116	10,101	10,097	10,087	10,073	10,070	10,112	10,119	10,106	10,123	10,129	10,069	10,080	10,076	10,058	10,047	9,987	9,996	10,020	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,814	11,712	11,719	11,648	11,675	11,581	11,527	11,446	11,396	11,371	11,338	11,406	11,315	11,214	11,085	11,021	10,945	10,985	10,947	10,994	10,954	10,829	10,718	10,682	10,684	10,642	10,605	10,659	10,696	10,668	10,497	10,578	10,501	10,482	10,414	10,424	10,548	10,632	10,588	10,655	10,593	10,643	10,795	10,839	10,916	10,939	10,944	10,979	10,990	10,991	10,972		10,991	10,981	10,976	10,979	10,985	10,982	10,976	10,972	10,976	10,974	10,975	10,965	10,961	10,953	10,937	10,801	10,705	10,647	10,624	10,628	10,593	10,605	10,520	10,531	10,477	10,401	10,380	10,316	10,305	10,278	10,196	10,159	10,145	10,157	10,123	10,125	10,123	10,086	10,103	10,083	10,088	10,118	10,117	10,139	10,146	10,162	10,143	10,121	10,129	10,116	10,101	10,097	10,087	10,073	10,070	10,112	10,119	10,106	10,123	10,129	10,069	10,080	10,076	10,058	10,047	9,987	9,996	10,020	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government Bond Index
Account Value	$ 11,814	11,712	11,719	11,648	11,675	11,581	11,527	11,446	11,396	11,371	11,338	11,406	11,315	11,214	11,085	11,021	10,945	10,985	10,947	10,994	10,954	10,829	10,718	10,682	10,684	10,642	10,605	10,659	10,696	10,668	10,497	10,578	10,501	10,482	10,414	10,424	10,548	10,632	10,588	10,655	10,593	10,643	10,795	10,839	10,916	10,939	10,944	10,979	10,990	10,991	10,972		10,991	10,981	10,976	10,979	10,985	10,982	10,976	10,972	10,976	10,974	10,975	10,965	10,961	10,953	10,937	10,801	10,705	10,647	10,624	10,628	10,593	10,605	10,520	10,531	10,477	10,401	10,380	10,316	10,305	10,278	10,196	10,159	10,145	10,157	10,123	10,125	10,123	10,086	10,103	10,083	10,088	10,118	10,117	10,139	10,146	10,162	10,143	10,121	10,129	10,116	10,101	10,097	10,087	10,073	10,070	10,112	10,119	10,106	10,123	10,129	10,069	10,080	10,076	10,058	10,047	9,987	9,996	10,020	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value	$ 12,109	12,004	12,006	11,930	11,945	11,856	11,802	11,719	11,666	11,641	11,602	11,668	11,572	11,468	11,333	11,270	11,189	11,226	11,182	11,223	11,179	11,047	10,920	10,886	10,891	10,853	10,807	10,851	10,885	10,848	10,692	10,772	10,686	10,666	10,579	10,592	10,723	10,807	10,751	10,827	10,761	10,819	10,968	11,016	11,095	11,112	11,121	11,158	11,167	11,167	11,148		11,165	11,152	11,143	11,148	11,152	11,148	11,138	11,127	11,125	11,124	11,120	11,099	11,077	11,040	10,971	10,937	10,848	10,788	10,762	10,762	10,725	10,731	10,645	10,651	10,592	10,520	10,496	10,427	10,411	10,371	10,290	10,261	10,250	10,257	10,221	10,215	10,214	10,176	10,187	10,171	10,180	10,207	10,204	10,226	10,229	10,241	10,221	10,194	10,198	10,182	10,163	10,157	10,141	10,122	10,116	10,158	10,161	10,150	10,161	10,159	10,098	10,105	10,091	10,055	10,046	9,994	10,007	10,026	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value	$ 12,109	12,004	12,006	11,930	11,945	11,856	11,802	11,719	11,666	11,641	11,602	11,668	11,572	11,468	11,333	11,270	11,189	11,226	11,182	11,223	11,179	11,047	10,920	10,886	10,891	10,853	10,807	10,851	10,885	10,848	10,692	10,772	10,686	10,666	10,579	10,592	10,723	10,807	10,751	10,827	10,761	10,819	10,968	11,016	11,095	11,112	11,121	11,158	11,167	11,167	11,148		11,165	11,152	11,143	11,148	11,152	11,148	11,138	11,127	11,125	11,124	11,120	11,099	11,077	11,040	10,971	10,937	10,848	10,788	10,762	10,762	10,725	10,731	10,645	10,651	10,592	10,520	10,496	10,427	10,411	10,371	10,290	10,261	10,250	10,257	10,221	10,215	10,214	10,176	10,187	10,171	10,180	10,207	10,204	10,226	10,229	10,241	10,221	10,194	10,198	10,182	10,163	10,157	10,141	10,122	10,116	10,158	10,161	10,150	10,161	10,159	10,098	10,105	10,091	10,055	10,046	9,994	10,007	10,026	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value	$ 12,109	12,004	12,006	11,930	11,945	11,856	11,802	11,719	11,666	11,641	11,602	11,668	11,572	11,468	11,333	11,270	11,189	11,226	11,182	11,223	11,179	11,047	10,920	10,886	10,891	10,853	10,807	10,851	10,885	10,848	10,692	10,772	10,686	10,666	10,579	10,592	10,723	10,807	10,751	10,827	10,761	10,819	10,968	11,016	11,095	11,112	11,121	11,158	11,167	11,167	11,148		11,165	11,152	11,143	11,148	11,152	11,148	11,138	11,127	11,125	11,124	11,120	11,099	11,077	11,040	10,971	10,937	10,848	10,788	10,762	10,762	10,725	10,731	10,645	10,651	10,592	10,520	10,496	10,427	10,411	10,371	10,290	10,261	10,250	10,257	10,221	10,215	10,214	10,176	10,187	10,171	10,180	10,207	10,204	10,226	10,229	10,241	10,221	10,194	10,198	10,182	10,163	10,157	10,141	10,122	10,116	10,158	10,161	10,150	10,161	10,159	10,098	10,105	10,091	10,055	10,046	9,994	10,007	10,026	10,030	10,000
ALLSPRING Index: Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Account Value	$ 12,109	12,004	12,006	11,930	11,945	11,856	11,802	11,719	11,666	11,641	11,602	11,668	11,572	11,468	11,333	11,270	11,189	11,226	11,182	11,223	11,179	11,047	10,920	10,886	10,891	10,853	10,807	10,851	10,885	10,848	10,692	10,772	10,686	10,666	10,579	10,592	10,723	10,807	10,751	10,827	10,761	10,819	10,968	11,016	11,095	11,112	11,121	11,158	11,167	11,167	11,148		11,165	11,152	11,143	11,148	11,152	11,148	11,138	11,127	11,125	11,124	11,120	11,099	11,077	11,040	10,971	10,937	10,848	10,788	10,762	10,762	10,725	10,731	10,645	10,651	10,592	10,520	10,496	10,427	10,411	10,371	10,290	10,261	10,250	10,257	10,221	10,215	10,214	10,176	10,187	10,171	10,180	10,207	10,204	10,226	10,229	10,241	10,221	10,194	10,198	10,182	10,163	10,157	10,141	10,122	10,116	10,158	10,161	10,150	10,161	10,159	10,098	10,105	10,091	10,055	10,046	9,994	10,007	10,026	10,030	10,000
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 15,822	15,694	15,659	15,500	15,326	15,279	15,290	15,218	15,066	15,065	14,946	14,954	14,821	14,695	14,524	14,424	14,306	14,319	14,210	14,165	14,122	13,895	13,559	13,578	13,610	13,570	13,434	13,314	13,360	13,264	13,174	13,215	12,972	12,994	12,846	12,631	12,819	12,946	12,548	12,957	12,836	13,023	13,114	13,179	13,384	13,265	13,336	13,316	13,326	13,276	13,264		13,195	13,162	13,075	13,006	12,980	12,963	12,843	12,577	12,515	12,603	12,524	12,168	12,036	11,726	11,338	12,156	12,310	12,295	12,224	12,159	12,117	12,095	11,995	11,943	11,782	11,804	11,739	11,662	11,556	11,312	11,387	11,369	11,401	11,359	11,300	11,226	11,216	11,191	11,137	11,145	11,179	11,163	11,160	11,174	11,160	11,109	11,083	11,032	11,011	10,955	10,877	10,868	10,811	10,771	10,688	10,698	10,677	10,639	10,557	10,429	10,372	10,314	10,148	9,975	9,872	9,931	9,996	10,074	9,919	10,000
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 15,822	15,694	15,659	15,500	15,326	15,279	15,290	15,218	15,066	15,065	14,946	14,954	14,821	14,695	14,524	14,424	14,306	14,319	14,210	14,165	14,122	13,895	13,559	13,578	13,610	13,570	13,434	13,314	13,360	13,264	13,174	13,215	12,972	12,994	12,846	12,631	12,819	12,946	12,548	12,957	12,836	13,023	13,114	13,179	13,384	13,265	13,336	13,316	13,326	13,276	13,264		13,195	13,162	13,075	13,006	12,980	12,963	12,843	12,577	12,515	12,603	12,524	12,168	12,036	11,726	11,338	12,156	12,310	12,295	12,224	12,159	12,117	12,095	11,995	11,943	11,782	11,804	11,739	11,662	11,556	11,312	11,387	11,369	11,401	11,359	11,300	11,226	11,216	11,191	11,137	11,145	11,179	11,163	11,160	11,174	11,160	11,109	11,083	11,032	11,011	10,955	10,877	10,868	10,811	10,771	10,688	10,698	10,677	10,639	10,557	10,429	10,372	10,314	10,148	9,975	9,872	9,931	9,996	10,074	9,919	10,000
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 15,822	15,694	15,659	15,500	15,326	15,279	15,290	15,218	15,066	15,065	14,946	14,954	14,821	14,695	14,524	14,424	14,306	14,319	14,210	14,165	14,122	13,895	13,559	13,578	13,610	13,570	13,434	13,314	13,360	13,264	13,174	13,215	12,972	12,994	12,846	12,631	12,819	12,946	12,548	12,957	12,836	13,023	13,114	13,179	13,384	13,265	13,336	13,316	13,326	13,276	13,264		13,195	13,162	13,075	13,006	12,980	12,963	12,843	12,577	12,515	12,603	12,524	12,168	12,036	11,726	11,338	12,156	12,310	12,295	12,224	12,159	12,117	12,095	11,995	11,943	11,782	11,804	11,739	11,662	11,556	11,312	11,387	11,369	11,401	11,359	11,300	11,226	11,216	11,191	11,137	11,145	11,179	11,163	11,160	11,174	11,160	11,109	11,083	11,032	11,011	10,955	10,877	10,868	10,811	10,771	10,688	10,698	10,677	10,639	10,557	10,429	10,372	10,314	10,148	9,975	9,872	9,931	9,996	10,074	9,919	10,000
ALLSPRING Index: ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index
Account Value	$ 15,822	15,694	15,659	15,500	15,326	15,279	15,290	15,218	15,066	15,065	14,946	14,954	14,821	14,695	14,524	14,424	14,306	14,319	14,210	14,165	14,122	13,895	13,559	13,578	13,610	13,570	13,434	13,314	13,360	13,264	13,174	13,215	12,972	12,994	12,846	12,631	12,819	12,946	12,548	12,957	12,836	13,023	13,114	13,179	13,384	13,265	13,336	13,316	13,326	13,276	13,264		13,195	13,162	13,075	13,006	12,980	12,963	12,843	12,577	12,515	12,603	12,524	12,168	12,036	11,726	11,338	12,156	12,310	12,295	12,224	12,159	12,117	12,095	11,995	11,943	11,782	11,804	11,739	11,662	11,556	11,312	11,387	11,369	11,401	11,359	11,300	11,226	11,216	11,191	11,137	11,145	11,179	11,163	11,160	11,174	11,160	11,109	11,083	11,032	11,011	10,955	10,877	10,868	10,811	10,771	10,688	10,698	10,677	10,639	10,557	10,429	10,372	10,314	10,148	9,975	9,872	9,931	9,996	10,074	9,919	10,000
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Account Value	$ 12,422	12,364	12,327	12,279	12,245	12,200	12,154	12,111	12,066	12,014	11,969	11,936	11,871	11,807	11,741	11,691	11,634	11,593	11,542	11,507	11,457	11,393	11,330	11,279	11,232	11,182	11,131	11,086	11,056	11,021	10,960	10,935	10,892	10,848	10,809	10,795	10,803	10,795	10,778	10,803	10,786	10,790	10,803	10,809	10,818	10,820	10,821	10,822	10,821	10,820	10,818		10,819	10,816	10,815	10,813	10,811	10,807	10,806	10,803	10,802	10,800	10,796	10,791	10,784	10,773	10,752	10,716	10,687	10,667	10,650	10,638	10,609	10,592	10,563	10,547	10,513	10,487	10,465	10,438	10,416	10,387	10,362	10,341	10,323	10,308	10,287	10,268	10,252	10,233	10,217	10,202	10,197	10,185	10,175	10,170	10,161	10,152	10,141	10,128	10,120	10,114	10,105	10,105	10,098	10,085	10,079	10,079	10,071	10,065	10,061	10,055	10,042	10,039	10,031	10,020	10,015	10,005	10,005	10,008	10,007	10,000
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Account Value	$ 12,422	12,364	12,327	12,279	12,245	12,200	12,154	12,111	12,066	12,014	11,969	11,936	11,871	11,807	11,741	11,691	11,634	11,593	11,542	11,507	11,457	11,393	11,330	11,279	11,232	11,182	11,131	11,086	11,056	11,021	10,960	10,935	10,892	10,848	10,809	10,795	10,803	10,795	10,778	10,803	10,786	10,790	10,803	10,809	10,818	10,820	10,821	10,822	10,821	10,820	10,818		10,819	10,816	10,815	10,813	10,811	10,807	10,806	10,803	10,802	10,800	10,796	10,791	10,784	10,773	10,752	10,716	10,687	10,667	10,650	10,638	10,609	10,592	10,563	10,547	10,513	10,487	10,465	10,438	10,416	10,387	10,362	10,341	10,323	10,308	10,287	10,268	10,252	10,233	10,217	10,202	10,197	10,185	10,175	10,170	10,161	10,152	10,141	10,128	10,120	10,114	10,105	10,105	10,098	10,085	10,079	10,079	10,071	10,065	10,061	10,055	10,042	10,039	10,031	10,020	10,015	10,005	10,005	10,008	10,007	10,000
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Account Value	$ 12,422	12,364	12,327	12,279	12,245	12,200	12,154	12,111	12,066	12,014	11,969	11,936	11,871	11,807	11,741	11,691	11,634	11,593	11,542	11,507	11,457	11,393	11,330	11,279	11,232	11,182	11,131	11,086	11,056	11,021	10,960	10,935	10,892	10,848	10,809	10,795	10,803	10,795	10,778	10,803	10,786	10,790	10,803	10,809	10,818	10,820	10,821	10,822	10,821	10,820	10,818		10,819	10,816	10,815	10,813	10,811	10,807	10,806	10,803	10,802	10,800	10,796	10,791	10,784	10,773	10,752	10,716	10,687	10,667	10,650	10,638	10,609	10,592	10,563	10,547	10,513	10,487	10,465	10,438	10,416	10,387	10,362	10,341	10,323	10,308	10,287	10,268	10,252	10,233	10,217	10,202	10,197	10,185	10,175	10,170	10,161	10,152	10,141	10,128	10,120	10,114	10,105	10,105	10,098	10,085	10,079	10,079	10,071	10,065	10,061	10,055	10,042	10,039	10,031	10,020	10,015	10,005	10,005	10,008	10,007	10,000
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Account Value	$ 12,422	12,364	12,327	12,279	12,245	12,200	12,154	12,111	12,066	12,014	11,969	11,936	11,871	11,807	11,741	11,691	11,634	11,593	11,542	11,507	11,457	11,393	11,330	11,279	11,232	11,182	11,131	11,086	11,056	11,021	10,960	10,935	10,892	10,848	10,809	10,795	10,803	10,795	10,778	10,803	10,786	10,790	10,803	10,809	10,818	10,820	10,821	10,822	10,821	10,820	10,818		10,819	10,816	10,815	10,813	10,811	10,807	10,806	10,803	10,802	10,800	10,796	10,791	10,784	10,773	10,752	10,716	10,687	10,667	10,650	10,638	10,609	10,592	10,563	10,547	10,513	10,487	10,465	10,438	10,416	10,387	10,362	10,341	10,323	10,308	10,287	10,268	10,252	10,233	10,217	10,202	10,197	10,185	10,175	10,170	10,161	10,152	10,141	10,128	10,120	10,114	10,105	10,105	10,098	10,085	10,079	10,079	10,071	10,065	10,061	10,055	10,042	10,039	10,031	10,020	10,015	10,005	10,005	10,008	10,007	10,000
ALLSPRING Index: Bloomberg Short-Term Government/Corporate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term Government/Corporate Bond Index
Account Value	$ 12,422	$ 12,364	$ 12,327	$ 12,279	$ 12,245	$ 12,200	$ 12,154	$ 12,111	$ 12,066	$ 12,014	$ 11,969	$ 11,936	$ 11,871	$ 11,807	$ 11,741	$ 11,691	$ 11,634	$ 11,593	$ 11,542	$ 11,507	$ 11,457	$ 11,393	$ 11,330	$ 11,279	$ 11,232	$ 11,182	$ 11,131	$ 11,086	$ 11,056	$ 11,021	$ 10,960	$ 10,935	$ 10,892	$ 10,848	$ 10,809	$ 10,795	$ 10,803	$ 10,795	$ 10,778	$ 10,803	$ 10,786	$ 10,790	$ 10,803	$ 10,809	$ 10,818	$ 10,820	$ 10,821	$ 10,822	$ 10,821	$ 10,820	$ 10,818		$ 10,819	$ 10,816	$ 10,815	$ 10,813	$ 10,811	$ 10,807	$ 10,806	$ 10,803	$ 10,802	$ 10,800	$ 10,796	$ 10,791	$ 10,784	$ 10,773	$ 10,752	$ 10,716	$ 10,687	$ 10,667	$ 10,650	$ 10,638	$ 10,609	$ 10,592	$ 10,563	$ 10,547	$ 10,513	$ 10,487	$ 10,465	$ 10,438	$ 10,416	$ 10,387	$ 10,362	$ 10,341	$ 10,323	$ 10,308	$ 10,287	$ 10,268	$ 10,252	$ 10,233	$ 10,217	$ 10,202	$ 10,197	$ 10,185	$ 10,175	$ 10,170	$ 10,161	$ 10,152	$ 10,141	$ 10,128	$ 10,120	$ 10,114	$ 10,105	$ 10,105	$ 10,098	$ 10,085	$ 10,079	$ 10,079	$ 10,071	$ 10,065	$ 10,061	$ 10,055	$ 10,042	$ 10,039	$ 10,031	$ 10,020	$ 10,015	$ 10,005	$ 10,005	$ 10,008	$ 10,007	$ 10,000